Inventories	12 Months Ended
Dec. 31, 2022
Inventories Disclosure [Abstract]
Inventories

3. Inventories

Inventories consisted of the following:

	As of December 31, 2021	As of December 31, 2022
	US$	US$
Heat recovery cabinet	198	—
Accessories	—	152
	198	152

Inventories are stated at the lower of cost or net realizable value. No impairment was recorded for the year ended December 31, 2022 and 2021.